VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Property, Plant and Equipment [Roll Forward]
Additions	$ 20,714
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Charge	(73,363)	$ (72,224)	$ (69,833)
Vessels and equipment, net book value	2,217,301	2,269,946
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	2,499,970	2,499,970
Disposals	(10,000)
Ending balance, cost	2,510,684	2,499,970	2,499,970
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(230,024)	(157,805)
Charge	(73,359)	(72,219)
Disposals	10,000
Ending balance	(293,383)	(230,024)	(157,805)
Vessels and equipment, net book value	2,217,301	2,269,946	2,342,165
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	2,467,470	2,467,470
Additions	0
Disposals	0
Ending balance, cost	2,467,470	2,467,470	2,467,470
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(209,647)	(143,923)
Charge	(65,724)	(65,724)
Disposals	0
Ending balance	(275,371)	(209,647)	(143,923)
Vessels and equipment, net book value	2,192,099	2,257,823	2,323,547
Dry-docking
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	32,500	32,500
Additions	20,714
Disposals	(10,000)
Ending balance, cost	43,214	32,500	32,500
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(20,377)	(13,882)
Charge	(7,635)	(6,495)
Disposals	10,000
Ending balance	(18,012)	(20,377)	(13,882)
Vessels and equipment, net book value	$ 25,202	$ 12,123	$ 18,618